Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Advances to suppliers	$ 412	$ 184
Government authorities	825	3,183
Prepaid expense	912	1,130
Other receivables	1,006	342
Total other receivables	$ 3,155	$ 4,839